Borrowings (Details 1) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Contractual Maturity
2019	$ 23,679
2020	13,103
2021	11,196
2022	10,776
2023	8,908
Thereafter	4,164
Total	$ 71,826	$ 64,447
Weighted Average Rate
2019	2.31%
2020	2.00%
2021	2.08%
2022	2.56%
2023	2.68%
Thereafter	3.00%
Total	2.34%